Share Based Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2012
Share Based Compensation Plan [Abstract]
Summary of option activity under Company's Plan

	2012
	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding,
beginning of year	303,974	$9.85
Granted	-	-
Forfeited	1,500	6.98
Expired	3,125	13.30
Outstanding, end of year	299,349	$9.86	4.81	$-

Exercisable, end of year	211,149	$11.07	3.85	$-